Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Business Segments [Abstract]
Number of business segments									3
Research and product development costs									$ 83.1	$ 62.7	$ 60.6
Percent of total research and development costs incurred by DPS (in hundredths)									73.00%	67.00%	59.00%
Segment Reporting Information [Line Items]
Revenues	2,937.5	2,495.8	2,287.4	2,117.7	2,425.8	2,218.3	2,053.7	1,804.3	9,838.4	8,502.1	6,959.0
Depreciation and amortization									314.5	254.7	206.6
Interest, net									100.2	90.4	84.0
Income (loss) before income taxes									952.5	938.0	651.1
Capital expenditures									520.0	427.2	388.1
Total assets	14,248.5				11,158.2				14,248.5	11,158.2	9,361.7
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									9,838.4	8,502.1	6,959.0
Long-lived assets	5,865.4				4,024.8				5,865.4	4,024.8	3,424.6
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									4,842.0	4,670.5	3,868.2
Long-lived assets	2,670.2				2,531.7				2,670.2	2,531.7	2,411.8
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									824.8	616.0	741.2
Long-lived assets	196.7				170.2				196.7	170.2	167.4
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									4,171.6	3,215.6	2,349.6
Long-lived assets	2,998.5				1,322.9				2,998.5	1,322.9	845.4
DPS [Member]
Segment Reporting Information [Line Items]
Revenues									6,287.5	4,871.3	4,061.5
Depreciation and amortization									207.2	149.9	111.4
Interest, net									0	0	0
Income (loss) before income taxes									822.6	712.3	685.6
Capital expenditures									330.2	300.0	255.6
Total assets	9,945.4				6,005.1				9,945.4	6,005.1	4,784.5
V&M [Member]
Segment Reporting Information [Line Items]
Revenues									2,085.7	2,142.2	1,663.0
Depreciation and amortization									39.6	41.4	40.3
Interest, net									0	0	0
Income (loss) before income taxes									424.2	425.8	294.1
Capital expenditures									57.9	29.9	34.8
Total assets	1,809.8				1,773.0				1,809.8	1,773.0	1,524.6
PCS [Member]
Segment Reporting Information [Line Items]
Revenues									1,465.2	1,488.6	1,234.5
Depreciation and amortization									36.1	36.9	37.9
Interest, net									0	0	0
Income (loss) before income taxes									142.8	147.1	116.0
Capital expenditures									30.4	28.5	21.6
Total assets	2,461.4				2,576.9				2,461.4	2,576.9	2,101.9
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Depreciation and amortization									31.6	26.5	17.0
Interest, net									100.2	90.4	84.0
Income (loss) before income taxes									(437.1)	(347.2)	(444.6)
Capital expenditures									101.5	68.8	76.1
Total assets	$ 31.9				$ 803.2				$ 31.9	$ 803.2	$ 950.7